Supplement Dated July 22, 2010 to Your Prospectus or

Annual Product Information Notice

Effective immediately, under the “Investment Objective” table, the information for the Hartford Small Company HLS Fund is deleted and replaced with the following:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Small Company HLS Fund — Class IA	Seeks growth of capital.	HL Investment Advisors, LLC Sub-advised by Wellington Management Company, LLP

This supplement should be retained with the Prospectus or Annual Product Information Notice for future reference.

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